RESULTS FOR THE YEAR - INCOME TAXES AND DEFERRED INCOME TAXES - Income Taxes Expensed (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Current tax on profit for the year	DKK 10,562	DKK 8,981	DKK 9,648
Deferred tax on profit for the year	182	3,014	(1,130)
Tax on profit for the year	10,744	11,995	8,518
Adjustments recognised for current tax of prior years	(425)	(3,191)	3
Adjustments recognised for deferred tax of prior years	231	1,069	102
Income taxes in the Income statement	10,550	9,873	8,623
Current tax on Other comprehensive income for the year	(2)	(28)	0
Deferred tax on Other comprehensive income for the year	1,043	(296)	87
Tax on other comprehensive income for the year, (income)/expense	DKK 1,041	DKK (324)	DKK 87